Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	AGENCY RISK TRANSFER SECURITIES—0.2%
$1,511,159		Fannie Mae—CAS 2018-C03, Series 2018-C03, Class 1M1, 1.626% (1-month USLIBOR +0.680%), 10/25/2030	$1,496,384
1,325,619		Freddie Mac—STACR 2016-DNA4, Series 2016-DNA, Class M2, 2.246% (1-month USLIBOR +1.300%), 3/25/2029	1,304,387
2,827,279		Freddie Mac—STACR 2018-DNA1, Series 2018-DNA, Class M1, 1.396% (1-month USLIBOR +0.450%), 7/25/2030	2,803,197
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $5,609,721)	5,603,968
		ASSET-BACKED SECURITIES—3.2%
	[1]	Credit Card—3.1%
12,895,000		American Express Credit Account Master Trust 2018-9, Class A, 1.084% (1-month USLIBOR +0.380%), 4/15/2026	12,524,256
14,368,000		Capital One Multi-Asset Execut 2017-A5, Class A5, 1.284% (1-month USLIBOR +0.580%), 7/15/2027	13,077,326
35,255,000		Chase Issuance Trust 2018-A1, Class A1, 0.904% (1-month USLIBOR +0.200%), 4/17/2023	34,990,598
26,460,000		Discover Card Execution Note T 2017-A5, Class A5, 1.304% (1-month USLIBOR +0.600%), 12/15/2026	24,537,014
12,340,000		Discover Card Execution Note Trust 2018-A2, Class A2, 1.034% (1-month USLIBOR +0.330%), 8/15/2025	12,086,694
		TOTAL	97,215,888
		Other—0.1%
1,570,439		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,570,072
534,122		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	526,990
		TOTAL	2,097,062
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $103,132,031)	99,312,950
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
		Agency Commercial Mortgage-Backed Securities—3.8%
23,760,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	25,112,139
25,775,588		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	26,227,914
34,750,000		FHLMC REMIC, Series K737, Class A2, 2.530%, 10/25/2026	36,860,357
28,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	30,718,307
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $114,896,428)	118,918,717
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.7%
	[1]	Federal Home Loan Mortgage Corporation—2.9%
9,211,473		FHLMC REMIC, Series 4273, Class PF, 2.076% (1-month USLIBOR +0.400%), 11/15/2043	9,096,858
42,522,420		FHLMC REMIC, Series 4856, Class FD, 1.004% (1-month USLIBOR +0.300%), 8/15/2040	41,836,653
7,576,475		FHLMC REMIC, Series 4901, Class GF, 1.154% (1-month USLIBOR +0.450%), 7/25/2049	7,471,195
34,254,145		FHLMC REMIC, Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	33,834,857
		TOTAL	92,239,563
	[1]	Federal National Mortgage Association—3.0%
18,944,269		FNMA REMIC, Series 2017-90, Class WF, 1.296% (1-month USLIBOR +0.350%), 11/25/2047	18,588,100
15,028,450		FNMA REMIC, Series 2019-30, Class FB, 1.346% (1-month USLIBOR +0.400%), 7/25/2049	14,808,114
8,392,982		FNMA REMIC, Series 2019-33, Class FB, 1.396% (1-month USLIBOR +0.450%), 7/25/2049	8,264,666
17,277,501		FNMA REMIC, Series 2019-39, Class FA, 1.346% (1-month USLIBOR +0.400%), 8/25/2049	16,984,531
10,798,028		FNMA REMIC, Series 2019-47, Class FB, 1.346% (1-month USLIBOR +0.400%), 5/25/2040	10,633,136
24,553,136		FNMA REMIC, Series 2019-56, Class AF, 1.346% (1-month USLIBOR +0.400%), 10/25/2049	24,258,785
		TOTAL	93,537,332
		Non-Agency Mortgage-Backed Securities—0.8%
720,811		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	621,055
452,086		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	254,988
220,984		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.288%, 8/25/2035	205,839
6,244,342		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,939,718

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$6,332,464	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	$6,025,078
12,561,475	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	11,954,234
	TOTAL	25,000,912
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $214,128,645)	210,777,807
	MORTGAGE-BACKED SECURITIES—89.7%
	Federal Home Loan Mortgage Corporation—24.6%
8,714,606	2.500%, 9/1/2034	9,073,817
2,919,650	2.500%, 10/1/2049	3,028,105
2,833,501	3.000%, 4/1/2031	2,977,423
3,057,356	3.000%, 1/1/2032	3,232,521
4,166,660	3.000%, 3/1/2032	4,414,755
4,802,419	3.000%, 3/1/2032	5,061,356
4,234,136	3.000%, 6/1/2032	4,447,877
5,511,775	3.000%, 6/1/2032	5,812,404
14,103,781	3.000%, 11/1/2032	14,836,902
2,263,806	3.000%, 12/1/2032	2,389,120
8,066,417	3.000%, 1/1/2033	8,528,062
26,468,452	3.000%, 2/1/2033	28,151,991
3,605,171	3.000%, 7/1/2033	3,822,087
24,237,176	3.000%, 1/1/2043	25,682,619
7,243,088	3.000%, 11/1/2044	7,598,089
1,399,979	3.000%, 6/1/2045	1,481,720
9,228,410	3.000%, 10/1/2045	9,767,233
1,062,712	3.000%, 5/1/2046	1,123,765
20,556,111	3.000%, 6/1/2046	21,692,090
8,001,793	3.000%, 6/1/2046	8,501,504
9,985,584	3.000%, 7/1/2046	10,581,099
3,051,655	3.000%, 9/1/2046	3,213,621
9,487,304	3.000%, 10/1/2046	10,002,701
10,258,809	3.000%, 10/1/2046	10,803,295
8,568,784	3.000%, 10/1/2046	9,061,060
3,791,016	3.000%, 11/1/2046	3,991,039
8,202,080	3.000%, 11/1/2046	8,622,025
9,892,904	3.000%, 12/1/2046	10,464,342
18,707,529	3.000%, 1/1/2047	19,665,353
16,159,340	3.000%, 5/1/2047	17,042,244
300,673	3.500%, 6/1/2026	316,595
581,945	3.500%, 6/1/2026	612,762
188,130	3.500%, 7/1/2026	198,092
8,897,801	3.500%, 7/1/2042	9,532,889
7,928,375	3.500%, 9/1/2043	8,491,793
5,179,012	3.500%, 5/1/2046	5,519,537
31,978,129	3.500%, 7/1/2046	34,180,652
21,268,482	3.500%, 11/1/2047	22,527,329
63,538,874	3.500%, 11/1/2047	67,379,062
3,755,438	3.500%, 12/1/2047	4,014,098
29,980,431	3.500%, 12/1/2047	31,900,144
27,306,704	3.500%, 12/1/2047	28,922,944
17,594,118	3.500%, 2/1/2048	18,679,471

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$24,873,566	3.500%, 2/1/2048	$26,497,367
210,988	4.000%, 5/1/2024	222,055
1,344,845	4.000%, 8/1/2025	1,416,652
152,316	4.000%, 5/1/2026	160,449
2,173,763	4.000%, 5/1/2026	2,289,830
1,945,240	4.000%, 12/1/2040	2,113,638
11,825,868	4.000%, 12/1/2041	12,834,846
1,672,059	4.000%, 1/1/2042	1,814,718
20,657,372	4.000%, 6/1/2047	22,332,701
21,089,501	4.000%, 10/1/2047	22,693,770
14,884,004	4.000%, 11/1/2047	15,912,036
12,720,617	4.000%, 12/1/2047	13,688,270
8,268,482	4.000%, 2/1/2048	8,876,791
24,902,871	4.000%, 4/1/2048	26,615,120
14,285,365	4.000%, 5/1/2048	15,258,657
8,841,219	4.000%, 6/1/2048	9,554,105
6,229	4.500%, 3/1/2021	6,271
111,688	4.500%, 9/1/2021	113,004
148,747	4.500%, 7/1/2024	155,636
160,692	4.500%, 8/1/2024	168,266
374,732	4.500%, 9/1/2024	391,792
426,014	4.500%, 9/1/2024	446,085
222,728	4.500%, 6/1/2025	233,576
1,089,364	4.500%, 11/1/2039	1,195,581
3,086,779	4.500%, 5/1/2040	3,386,786
311,989	4.500%, 6/1/2040	342,311
577,204	4.500%, 7/1/2040	633,303
1,889,552	4.500%, 8/1/2040	2,072,609
955,318	4.500%, 8/1/2040	1,047,868
5,706,703	4.500%, 9/1/2040	6,259,559
1,130,070	4.500%, 7/1/2041	1,238,136
423,793	4.500%, 7/1/2041	464,875
604,535	4.500%, 7/1/2041	662,346
10,236,797	4.500%, 2/1/2048	11,183,736
14,003,591	4.500%, 5/1/2048	15,102,046
10,651,235	4.500%, 8/1/2048	11,601,560
7,776,093	4.500%, 10/1/2048	8,366,617
1,006	5.000%, 7/1/2020	1,007
9,751	5.000%, 10/1/2021	9,948
47,818	5.000%, 11/1/2021	48,781
40,861	5.000%, 12/1/2021	41,780
92,357	5.000%, 6/1/2023	96,011
177,914	5.000%, 7/1/2023	184,781
74,493	5.000%, 7/1/2023	77,546
67,128	5.000%, 7/1/2025	69,718
1,502,273	5.000%, 1/1/2034	1,662,139
509,013	5.000%, 5/1/2034	563,896
2,212	5.000%, 11/1/2035	2,464
648,915	5.000%, 4/1/2036	722,880

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$760	5.000%, 4/1/2036	$848
10,234	5.000%, 4/1/2036	11,382
137,476	5.000%, 4/1/2036	153,445
82,173	5.000%, 5/1/2036	91,812
186,157	5.000%, 6/1/2036	206,567
106,062	5.000%, 6/1/2036	118,140
635,607	5.000%, 12/1/2037	710,149
90,453	5.000%, 5/1/2038	101,177
47,091	5.000%, 6/1/2038	52,790
108,028	5.000%, 9/1/2038	121,052
97,567	5.000%, 2/1/2039	109,427
51,226	5.000%, 3/1/2039	56,846
112,045	5.000%, 6/1/2039	124,337
3,291,260	5.000%, 10/1/2039	3,652,347
272,928	5.000%, 2/1/2040	302,359
561,082	5.000%, 8/1/2040	620,886
9,272	5.500%, 3/1/2021	9,407
52,879	5.500%, 4/1/2021	53,568
31,269	5.500%, 1/1/2022	32,120
71,242	5.500%, 1/1/2022	73,180
3,472	5.500%, 1/1/2022	3,571
95,356	5.500%, 2/1/2022	97,950
1,274,973	5.500%, 5/1/2034	1,442,334
102,377	5.500%, 3/1/2036	116,599
123,367	5.500%, 3/1/2036	140,277
41,577	5.500%, 3/1/2036	47,374
109,056	5.500%, 3/1/2036	123,552
262,502	5.500%, 6/1/2036	298,683
116,697	5.500%, 6/1/2036	132,972
76,311	5.500%, 6/1/2036	86,463
93,332	5.500%, 9/1/2037	106,379
322,001	5.500%, 9/1/2037	366,281
133,848	5.500%, 12/1/2037	152,755
22,539	5.500%, 3/1/2038	25,674
11,786	6.000%, 7/1/2029	13,316
34,799	6.000%, 2/1/2032	39,729
49,828	6.000%, 5/1/2036	58,092
67,738	6.000%, 8/1/2037	79,250
247,293	6.000%, 9/1/2037	288,480
9,146	6.500%, 3/1/2022	9,480
9,200	6.500%, 6/1/2029	10,441
10,446	6.500%, 6/1/2029	11,869
4,115	6.500%, 7/1/2029	4,636
239,562	6.500%, 11/1/2036	281,354
567,608	6.500%, 10/1/2037	669,953
2,859	6.500%, 4/1/2038	3,369
2,456	6.500%, 4/1/2038	2,901
63	7.000%, 10/1/2020	64
8,667	7.000%, 4/1/2032	9,972

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$168,241	7.000%, 4/1/2032	$196,485
54,947	7.000%, 9/1/2037	64,800
22,346	7.500%, 8/1/2029	25,863
23,535	7.500%, 10/1/2029	27,113
12,461	7.500%, 11/1/2029	14,392
15,210	7.500%, 4/1/2031	16,946
14,395	7.500%, 5/1/2031	16,741
3,396	8.000%, 3/1/2030	3,943
35,622	8.000%, 1/1/2031	41,849
52,231	8.000%, 2/1/2031	60,981
55,339	8.000%, 3/1/2031	64,988
1,503	8.500%, 9/1/2025	1,657
395	8.500%, 9/1/2025	437
	TOTAL	769,941,310
	Federal National Mortgage Association—34.3%
3,893,865	2.500%, 2/1/2028	4,056,802
23,146,898	2.500%, 6/1/2034	24,043,132
6,487,401	2.500%, 9/1/2034	6,754,807
3,835,535	2.500%, 9/1/2034	3,984,045
38,828,293	2.500%, 12/1/2034	40,331,701
20,675,155	2.500%, 11/1/2049	21,481,928
8,385,403	2.500%, 12/1/2049	8,696,890
9,879,512	2.500%, 12/1/2049	10,246,501
2,754,210	3.000%, 2/1/2032	2,904,777
5,346,213	3.000%, 8/1/2043	5,661,706
4,123,566	3.000%, 9/1/2043	4,366,908
13,605,619	3.000%, 8/1/2046	14,344,743
4,974,896	3.000%, 9/1/2046	5,259,149
8,146,104	3.000%, 10/1/2046	8,570,821
2,541,856	3.000%, 10/1/2046	2,676,765
4,672,534	3.000%, 11/1/2046	4,920,528
5,460,637	3.000%, 11/1/2046	5,743,634
8,578,557	3.000%, 11/1/2046	9,017,778
2,909,362	3.000%, 1/1/2047	3,058,321
66,071,214	3.000%, 1/1/2047	69,454,054
1,345,992	3.000%, 2/1/2047	1,423,740
12,558,067	3.000%, 3/1/2047	13,201,039
16,579,300	3.000%, 3/1/2047	17,479,968
1,889,316	3.000%, 4/1/2047	1,989,001
11,572,661	3.000%, 12/1/2047	12,201,345
16,277,625	3.000%, 12/1/2047	17,207,686
5,429,760	3.000%, 2/1/2048	5,717,943
1,157,037	3.000%, 2/1/2048	1,218,447
35,159,696	3.000%, 4/1/2049	36,882,957
6,227,954	3.000%, 11/1/2049	6,538,650
2,481,933	3.000%, 11/1/2049	2,603,578
46,125,994	3.000%, 12/1/2049	48,386,740
29,741,109	3.000%, 12/1/2049	31,198,792
408,950	3.500%, 11/1/2025	430,607

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$247,662	3.500%, 11/1/2025	$260,777
401,597	3.500%, 12/1/2025	422,864
474,821	3.500%, 1/1/2026	499,965
140,308	3.500%, 1/1/2026	147,738
28,273,119	3.500%, 4/1/2033	30,185,612
13,055,755	3.500%, 9/1/2042	13,987,621
20,820,336	3.500%, 7/1/2045	22,273,874
15,371,129	3.500%, 8/1/2046	16,367,384
11,334,571	3.500%, 8/1/2046	12,075,224
19,450,182	3.500%, 9/1/2046	20,701,698
8,221,766	3.500%, 11/1/2046	8,788,048
8,089,312	3.500%, 2/1/2047	8,643,943
23,622,640	3.500%, 11/1/2047	25,020,826
23,838,863	3.500%, 12/1/2047	25,309,445
13,667,418	3.500%, 12/1/2047	14,493,455
21,706,229	3.500%, 12/1/2047	23,045,251
15,880,274	3.500%, 4/1/2048	16,810,277
18,060,929	3.500%, 9/1/2049	19,107,351
361,388	4.000%, 12/1/2025	380,684
360,958	4.000%, 7/1/2026	380,570
2,704,912	4.000%, 2/1/2041	2,939,075
7,116,514	4.000%, 12/1/2041	7,732,587
2,701,942	4.000%, 3/1/2042	2,950,202
5,646,602	4.000%, 4/1/2042	6,128,368
9,231,370	4.000%, 10/1/2045	10,009,612
2,144,411	4.000%, 3/1/2046	2,309,278
3,247,053	4.000%, 7/1/2046	3,506,637
3,164,050	4.000%, 9/1/2046	3,418,778
5,414,987	4.000%, 11/1/2046	5,841,202
23,234,306	4.000%, 6/1/2047	25,118,627
11,495,735	4.000%, 10/1/2047	12,311,295
8,968,770	4.000%, 10/1/2047	9,629,720
9,031,133	4.000%, 11/1/2047	9,696,679
11,615,637	4.000%, 12/1/2047	12,557,674
13,256,623	4.000%, 12/1/2047	14,226,108
6,305,056	4.000%, 1/1/2048	6,836,104
4,148,371	4.000%, 2/1/2048	4,519,161
8,679,702	4.000%, 2/1/2048	9,319,349
12,028,986	4.000%, 2/1/2048	12,882,378
15,414,890	4.000%, 2/1/2048	16,479,590
19,334,678	4.000%, 2/1/2048	20,670,116
41,660,781	4.000%, 3/1/2048	44,525,255
4,142,226	4.000%, 3/1/2048	4,512,467
3,566,395	4.000%, 3/1/2048	3,835,014
10,544,461	4.000%, 4/1/2048	11,305,714
10,114,215	4.000%, 5/1/2048	10,825,443
13,261,289	4.000%, 6/1/2048	14,164,808
2,729,300	4.000%, 6/1/2048	2,921,223
9,655,673	4.000%, 7/1/2048	10,306,896

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$5,996,785	4.000%, 11/1/2048	$6,405,734
188,375	4.500%, 2/1/2039	206,886
1,121,244	4.500%, 5/1/2040	1,230,219
3,520,501	4.500%, 10/1/2040	3,861,561
358,391	4.500%, 11/1/2040	393,111
4,051,776	4.500%, 4/1/2041	4,441,773
2,050,348	4.500%, 6/1/2041	2,246,419
4,220,416	4.500%, 9/1/2041	4,624,008
9,358,196	4.500%, 5/1/2048	10,092,261
8,005,814	4.500%, 9/1/2048	8,607,779
469,596	5.000%, 5/1/2023	488,173
85,288	5.000%, 8/1/2023	88,867
355,379	5.000%, 11/1/2023	372,309
2,125,556	5.000%, 2/1/2036	2,366,392
1,268,985	5.000%, 7/1/2040	1,404,241
1,467,981	5.000%, 10/1/2041	1,616,190
32,376	5.500%, 1/1/2032	36,514
42,896	5.500%, 1/1/2032	48,378
380,632	5.500%, 9/1/2034	432,508
1,330,313	5.500%, 12/1/2034	1,511,110
43,551	5.500%, 4/1/2035	49,338
454,823	5.500%, 11/1/2035	515,754
298,390	5.500%, 1/1/2036	338,954
108,484	5.500%, 3/1/2036	123,074
706,455	5.500%, 4/1/2036	801,949
477,003	5.500%, 4/1/2036	540,673
215,531	5.500%, 5/1/2036	245,221
150,134	5.500%, 9/1/2036	170,483
487,658	5.500%, 8/1/2037	554,074
172,579	5.500%, 7/1/2038	196,996
857,741	5.500%, 4/1/2041	968,603
1,078	6.000%, 1/1/2029	1,101
12,735	6.000%, 1/1/2029	14,187
15,924	6.000%, 2/1/2029	17,754
5,970	6.000%, 2/1/2029	6,662
4,698	6.000%, 4/1/2029	5,293
15,591	6.000%, 5/1/2029	17,541
9,636	6.000%, 5/1/2029	10,760
671,736	6.000%, 7/1/2034	776,373
341,681	6.000%, 11/1/2034	394,038
47,477	6.000%, 7/1/2036	55,377
187,372	6.000%, 7/1/2036	218,832
220,775	6.000%, 10/1/2037	258,410
186,156	6.000%, 6/1/2038	217,446
950,324	6.000%, 7/1/2038	1,114,673
79,733	6.000%, 9/1/2038	93,608
41,457	6.000%, 10/1/2038	48,537
432,547	6.000%, 2/1/2039	506,905
28,826	6.500%, 9/1/2028	31,470

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$4,092	6.500%, 8/1/2029	$4,610
5,517	6.500%, 6/1/2031	6,285
4,855	6.500%, 6/1/2031	5,507
14,743	6.500%, 6/1/2031	16,864
5,260	6.500%, 6/1/2031	6,029
33,239	6.500%, 12/1/2031	38,341
3,191	6.500%, 1/1/2032	3,678
46,175	6.500%, 3/1/2032	53,242
184,723	6.500%, 4/1/2032	211,345
58,711	6.500%, 5/1/2032	67,805
276,726	6.500%, 7/1/2036	324,547
11,463	6.500%, 8/1/2036	13,477
14,188	6.500%, 9/1/2036	16,736
83,577	6.500%, 12/1/2036	98,013
116,025	6.500%, 9/1/2037	137,163
6,349	6.500%, 12/1/2037	7,508
83,735	6.500%, 10/1/2038	99,030
699	7.000%, 7/1/2023	743
18,914	7.000%, 2/1/2024	19,989
802	7.000%, 5/1/2024	864
2,046	7.000%, 7/1/2024	2,219
1,172	7.000%, 7/1/2025	1,289
6,030	7.000%, 9/1/2031	7,021
14,723	7.000%, 9/1/2031	16,971
92,284	7.000%, 11/1/2031	107,597
10,599	7.000%, 12/1/2031	12,141
70,401	7.000%, 1/1/2032	79,222
28,533	7.000%, 2/1/2032	33,203
36,940	7.000%, 3/1/2032	43,094
258,562	7.000%, 3/1/2032	294,789
120,698	7.000%, 4/1/2032	141,088
27,423	7.000%, 4/1/2032	31,639
5,636	7.000%, 4/1/2032	6,584
28,727	7.000%, 6/1/2032	33,550
267,057	7.000%, 6/1/2037	315,021
962	7.500%, 1/1/2030	1,118
10,295	7.500%, 9/1/2030	11,987
14,423	7.500%, 5/1/2031	16,863
3,955	7.500%, 6/1/2031	4,615
38,550	7.500%, 8/1/2031	44,960
44,103	7.500%, 1/1/2032	50,775
3,754	7.500%, 6/1/2033	4,317
187	8.000%, 7/1/2023	195
4,820	8.000%, 10/1/2026	5,456
2,329	8.000%, 11/1/2029	2,696
433	9.000%, 6/1/2025	481
	TOTAL	1,073,606,636
	Government National Mortgage Association—7.1%
19,695,545	3.000%, 1/20/2047	20,905,186

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$1,227,668	3.500%, 8/15/2043	$1,322,815
1,611,181	3.500%, 8/15/2043	1,736,051
16,158,888	3.500%, 3/20/2047	17,242,776
19,573,724	3.500%, 11/20/2047	20,886,669
45,853,903	3.500%, 9/20/2049	48,413,069
28,486,568	3.500%, 10/20/2049	30,087,567
26,568,627	3.500%, 11/20/2049	28,078,440
1,567,621	4.000%, 9/15/2040	1,716,846
3,895,318	4.000%, 10/15/2040	4,236,470
1,815,818	4.000%, 1/15/2041	1,988,669
2,525,721	4.000%, 10/15/2041	2,765,360
6,845,195	4.000%, 5/20/2047	7,320,238
18,810,855	4.000%, 6/15/2048	20,213,524
411,424	4.500%, 1/15/2039	451,943
345,522	4.500%, 6/15/2039	386,454
1,370,642	4.500%, 10/15/2039	1,533,012
411,183	4.500%, 1/15/2040	459,636
227,642	4.500%, 6/15/2040	254,467
345,000	4.500%, 9/15/2040	385,655
461,583	4.500%, 2/15/2041	515,831
1,215,274	4.500%, 3/15/2041	1,358,479
126,604	4.500%, 5/15/2041	141,483
4,189,770	4.500%, 6/20/2041	4,574,138
673,955	4.500%, 9/15/2041	753,162
490,360	4.500%, 10/15/2043	546,611
396,393	4.500%, 11/15/2043	441,617
569,770	5.000%, 1/15/2039	638,712
542,419	5.000%, 5/15/2039	608,052
764,989	5.000%, 8/20/2039	841,192
224,915	5.500%, 12/15/2038	253,923
162,133	5.500%, 12/20/2038	182,677
313,115	5.500%, 1/15/2039	355,784
336,524	5.500%, 2/15/2039	382,382
8,558	6.000%, 10/15/2028	9,431
10,702	6.000%, 3/15/2029	11,794
104,671	6.000%, 2/15/2036	119,853
182,610	6.000%, 4/15/2036	209,041
162,286	6.000%, 6/15/2037	186,153
18,889	6.500%, 10/15/2028	21,186
6,830	6.500%, 10/15/2028	7,430
8,415	6.500%, 11/15/2028	9,366
12,932	6.500%, 12/15/2028	14,404
5,544	6.500%, 2/15/2029	6,218
13,946	6.500%, 3/15/2029	15,589
28,453	6.500%, 9/15/2031	32,578
61,045	6.500%, 2/15/2032	69,656
17,667	7.000%, 11/15/2027	19,725
14,377	7.000%, 12/15/2027	16,160
9,671	7.000%, 6/15/2028	10,739

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$18,530		7.000%, 11/15/2028	$20,671
8,556		7.000%, 1/15/2029	9,677
7,960		7.000%, 5/15/2029	9,068
2,342		7.000%, 10/15/2029	2,658
23,078		7.000%, 5/15/2030	26,290
15,589		7.000%, 11/15/2030	17,829
15,186		7.000%, 12/15/2030	17,189
29,080		7.000%, 6/15/2031	32,867
15,147		7.000%, 8/15/2031	17,324
63,742		7.000%, 10/15/2031	73,378
11,345		7.000%, 12/15/2031	13,112
18,092		7.500%, 8/15/2029	20,749
44,088		7.500%, 10/15/2029	50,838
53,743		7.500%, 6/15/2030	62,291
4,607		7.500%, 10/15/2030	5,321
7,262		7.500%, 1/15/2031	8,463
3,263		8.000%, 1/15/2022	3,390
2,179		8.000%, 6/15/2022	2,276
4,020		8.000%, 8/15/2029	4,642
2,645		8.000%, 10/15/2029	3,067
9,490		8.000%, 11/15/2029	11,010
9,654		8.000%, 1/15/2030	11,089
3,525		8.000%, 10/15/2030	4,082
77,612		8.000%, 11/15/2030	90,105
4,105		8.500%, 5/15/2029	4,799
100		9.500%, 10/15/2020	100
		TOTAL	223,260,498
	[2]	Uniform Mortgage-Backed Securities, TBA—23.7%
25,000,000		2.000%, 4/1/2035	25,691,985
50,000,000		2.500%, 4/1/2035	51,903,790
115,000,000		2.500%, 4/1/2050	119,208,138
205,000,000		3.000%, 4/1/2050	214,974,521
225,000,000		3.500%, 4/1/2050	237,979,057
40,000,000		2.500%, 4/20/2050	41,818,336
50,000,000		3.000%, 4/20/2050	52,883,340
		TOTAL	744,459,167
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,671,531,452)	2,811,267,611
		INVESTMENT COMPANY—19.9%
624,146,055	[3]	Federated Government Obligations Fund, Premier Shares, 0.37%[4] (IDENTIFIED COST $624,146,055)	624,146,055
		TOTAL INVESTMENT IN SECURITIES—123.5% (IDENTIFIED COST $3,733,444,332)	3,870,027,108
		OTHER ASSETS AND LIABILITIES - NET—(23.5)%[5]	(736,482,467)
		TOTAL NET ASSETS—100%	$3,133,544,641

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2019	121,153,079
Purchases/Additions	940,863,295
Sales/Reductions	(437,870,319)
Balance of Shares Held 3/31/2020	624,146,055
Value	$624,146,055
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$557,088
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of when issued and delayed delivery transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing- service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$5,603,968	$—	$5,603,968
Asset-Backed Securities	—	99,312,950	—	99,312,950
Commercial Mortgage-Backed Securities	—	118,918,717	—	118,918,717
Collateralized Mortgage Obligations	—	210,777,807	—	210,777,807
Mortgage-Backed Securities	—	2,811,267,611	—	2,811,267,611
Investment Company	624,146,055	—	—	624,146,055
TOTAL SECURITIES	$624,146,055	$3,245,881,053	$—	$3,870,027,108
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit